Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Pay vs Performance Disclosure [Line Items]
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation and certain financial performance of our Company. The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the compensation committee view the link between the Company’s performance and its named executive officer (“NEOs”) pay.

The table below presents information on the compensation of our principal executive officer (“PEO”) and our other NEOs in comparison to certain performance metrics for the fiscal years ended July 31, 2025, 2024, and 2023. The metrics are not those that the compensation committee uses when setting executive compensation. The use of the term “compensation actually paid” (“CAP”) is required and defined by the SEC’s rules. For the Company, CAP is calculated the same as total compensation.

Fiscal Year	Summary Compensation Table Total for PEO(1)(2)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for Non-PEO NEOs(1)(2)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Returns(5)	Company Net Loss for the Year(6)
2025	$330,055	$330,055	$327,500	$327,500	$91.52	$(136,240)
2024	$463,547	$463,547	$463,773	$463,773	$114.03	$(406,568)
2023	$458,863	$458,863	$412,544	$412,544	$119.39	$(82,964)

(1)	In 2025, 2024, and 2023, Lloyd J. Shulman, Chief Executive Officer and President, was the Principal Executive Officer (“PEO”). The remaining NEOs in 2025 consisted of Ward N. Lyke, Jr., Vice President - Chief Financial Officer, and George Silva, Vice President - Operations. In 2024 and 2023, NEOs also included Mark S. Greenblatt, who retired. See (A) above in the Summary Compensation Table.
(2)	Reported pay based on total compensation reported in the Summary Compensation Table.
(3)	Represents the amount of “compensation actually paid” to the PEO, as computed in accordance with SEC rules. For the Company, CAP is calculated the same as total compensation.
(4)	Represents the average amount of “compensation actually paid” to the NEOs as a group as computed in accordance with SEC rules. For the Company, CAP is calculated the same as total compensation. See (A) above in the Summary Compensation Table.
(5)	Cumulative Total Shareholder Return (“TSR”) is calculated as required under Item 201(e) of Regulation S-K by dividing the sum of the cumulative amount of dividends for the measurement period (of which the Company did not declare dividends during any of the years presented), assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period, by the share price at the beginning of the measurement period. The beginning of the measurement period for 2025 is July 31, 2022. The beginning of the measurement period for 2024 and 2023 is July 31, 2022, the initial base year when pay versus performance disclosure rules were first implemented.
(6)	Represents the amount of net income (loss) as reported in the Company’s audited financial statements for the applicable year.

Named Executive Officers, Footnote	In 2025, 2024, and 2023, Lloyd J. Shulman, Chief Executive Officer and President, was the Principal Executive Officer (“PEO”). The remaining NEOs in 2025 consisted of Ward N. Lyke, Jr., Vice President - Chief Financial Officer, and George Silva, Vice President - Operations. In 2024 and 2023, NEOs also included Mark S. Greenblatt, who retired. See (A) above in the Summary Compensation Table.
PEO Total Compensation Amount	$ 330,055	$ 463,547	$ 458,863
PEO Actually Paid Compensation Amount	330,055	463,547	458,863
Non-PEO NEO Average Total Compensation Amount	327,500	463,773	412,544
Non-PEO NEO Average Compensation Actually Paid Amount	327,500	463,773	412,544
Total Shareholder Return Amount	91.52	114.03	119.39
Net Income (Loss) Attributable to Parent	$ (136,240)	$ (406,568)	$ (82,964)
PEO Name	Lloyd J. Shulman	Lloyd J. Shulman	Lloyd J. Shulman
Additional 402(v) Disclosure [Text Block]	As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation and certain financial performance of our Company. The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the compensation committee view the link between the Company’s performance and its named executive officer (“NEOs”) pay.